Fair Value Measurements - Additional Information (Details) - USD ($) shares in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jun. 03, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrant liabilities	$ (39,215,000)		$ (39,215,000)
Fair value, liability, recurring basis, level two debt	$ 542,900,000		$ 542,900,000		$ 474,000,000.0
Jaws Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of warrant liabilities		$ 4,445,333		$ 4,445,333	23,473,333
Cash and marketable securities held in Trust Account					690,306,930
Cash and Cash Equivalents | Jaws Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account					12,220
US Treasury Securities | Jaws Acquisition Corp
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account					$ 690,294,710
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding	23,000		23,000			23,000
Change in fair value of warrant liabilities	$ 12,500,000		$ 12,500,000
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrants outstanding	10,530		10,530			10,530
Change in fair value of warrant liabilities	$ 26,700,000		$ 26,700,000
Contingent Consideration
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percentage of preliminary consideration	20.00%		20.00%
Fair value adjustments	$ (496,000)		$ (211,000)
Contingent Consideration | Measurement Input, Risk Free Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration liability measurement input	7.00%		7.00%